Shareholder Report, Holdings (Details) - Capital Group Growth ETF	Nov. 30, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.85%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.92%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Securities Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%

[1]	Less than 0.01%.